Deferred Revenue - Summary of Deferred Revenue (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of deferred revenue [line items]
Balance at beginning of the year	¥ 2,277	¥ 3,367
Additions of deferred revenue during period	1,803	1,362
Balance at end of the year	3,687	2,277
- current portion	78	350	$ 11
- non-current portion	3,609	3,020	$ 525
Previously stated [member]
Disclosure of deferred revenue [line items]
Balance at beginning of the year	3,370	3,367
Balance at end of the year		3,370
Impact on Initial Application of IFRS15 [member]
Disclosure of deferred revenue [line items]
Balance at beginning of the year	(1,093)
Balance at end of the year		(1,093)
Subscriber points [member]
Disclosure of deferred revenue [line items]
Additions of deferred revenue during period		813
Government grants related to assets [member]
Disclosure of deferred revenue [line items]
Additions of deferred revenue during period	972	513
Other deferred revenue additions [member]
Disclosure of deferred revenue [line items]
Additions of deferred revenue during period	831	36
Usage of subscriber points [member]
Disclosure of deferred revenue [line items]
Reductions of deferred revenue during period		(703)
Recognition of government grants in profit or loss and other reductions [member]
Disclosure of deferred revenue [line items]
Reductions of deferred revenue during period	(323)	(507)
Other deferred revenue reductions [member]
Disclosure of deferred revenue [line items]
Reductions of deferred revenue during period	¥ (70)	¥ (149)